SUBSEQUENT EVENTS (Details) In Millions, except Share data, unless otherwise specified	1 Months Ended				1 Months Ended					1 Months Ended
	Mar. 31, 2012 USD ($)	Jan. 31, 2012 NOK	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Jan. 31, 2012 Delivery of SFL Humber [Member]	Jan. 31, 2012 Delivery of SFL Trent [Member]	Feb. 29, 2012 Delivery of Western Australia [Member]	Feb. 29, 2012 Dividend Declared [Member]	Feb. 17, 2012 Dividend Declared [Member] USD ($)	Mar. 31, 2012 Delivery of SFL Kent [Member]	Apr. 30, 2012 Termination of Agreement with Horizon Lines Inc. [Member] USD ($)	Mar. 31, 2012 Secured Term Loan Facility Agreement [Member] USD ($)	Mar. 31, 2012 Sale of VLCC Titan Orion [Member] USD ($)
Subsequent Event [Line Items]
Term of time charter (in years)					10	5	3			5	7
Repurchased NOK bonds, amount		5
Repurchased NOK bonds, discount (in hundredths)		10.00%
Dividend declaration date								Feb. 17, 2012
Dividend declared (in dollars per share)									$ 0.30
Estimated dividend payment date								Mar. 28, 2012
Number of subsidiaries entering into a secured term loan facility agreement												4
Secured term loan facility agreement											210	184
Number of container vessels											5	4
Proceeds from sale of single-hull VLCC Titan Orion													14.7
Compensation payable (receivable) for early termination of charter											(40.0)		9.2
Gain on sale of single-hull VLCC Titan Orion													2.2
Options exercised (in shares)	100,000
Exercise price per share (in dollars per share)	$ 6.85
Shares issued (in shares)	100,000
Par value of shares issued (in dollars per share)	$ 1		$ 1	$ 1
Term of original bareboat charter (in years)											12
Percentage of Horizon Lines Inc. common stock into which warrants exercisable (in hundredths)											10.00%
Aggregate limit of performance guarantee											$ 25